Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Partial Cash Paid for Investing and Financing Activities

a)	Property, plant and equipment

	2017	2018	2019
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	4,849,331	4,945,570	4,896,656
Add: Beginning balance of payable to contractors and equipment suppliers	839,983	713,313	1,516,735
Add: Beginning balance of payable on lease	94,952	29,842	—
Less: Ending balance of payable to contractors and equipment suppliers	(878,065)	(1,516,735)	(972,770)
Less: Ending balance of payable on lease	(84,192)	(17,792)	—
Less: Transfer from prepaid equipment (shown as “Other non-current assets”)	(139,304)	—	—

Cash paid during the year	4,682,705	4,154,198	5,440,621

b)	Disposal of a subsidiary

	2017	2018	2019
	NT$000	NT$000	NT$000
Disposal of a subsidiary	2,166,151	—	—
Add: Ending balance of other payables*	64,393	—	—
Less: Cash and cash equivalents of discontinued operations	(449,331)	—	—

Cash received from disposal of a subsidiary	1,781,213	—	—

*
According to the Equity Interest Transfer Agreement, the Group accrued the estimated payment to investor based on the operating performance of Unimos Shanghai and as a result, cash received from disposal of discontinued operations amounted to NT$64,393 thousand was returned in 2018.

Reconciliation of Liabilities Arising from Financing Activities
c)	Reconciliation of liabilities arising from financing activities

	2017
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	—	10,750,005	1,404	10,751,409
Changes in cash flow from financing activities	969,353	(1,124,699)	(33)	(155,379)
Amortization of loan fees	—	16,715	—	16,715

December 31	969,353	9,642,021	1,371	10,612,745

	2018
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	969,353	9,642,021	1,371	10,612,745
Changes in cash flow from financing activities	(969,353)	110,250	(279)	(859,382)
Amortization of loan fees	—	37,247	—	37,247

December 31	—	9,789,518	1,092	9,790,610

	2019
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	9,789,518	1,092	—	9,790,610
Effects on initial application of IFRS 16	—	—	884,275	884,275

Adjusted balance at January 1	9,789,518	1,092	884,275	10,674,885
Changes in cash flow from financing activities	(756,450)	3	(48,161)	(804,608)
Adjustment to right-of-use assets	—	—	(148,512)	(148,512)
Reclassification to payable on equipment from lease liabilities	—	—	(9,000)	(9,000)
Amortization of loan fees	8,577	—	—	8,577
Amortization of interest expense	—	—	14,349	14,349

December 31	9,041,645	1,095	692,951	9,735,691